12. INCOME TAXES: Schedule of tax credits and unused tax losses (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Schedule of tax credits and unused tax losses

	2022	Expiry Date Range	2021	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	(1,347,000)	No expiry date	(6,000)	No expiry date
Property and equipment	14,000	No expiry date	14,000	No expiry date
Share issue costs	297,000	2023 to 2026	416,000	2022 to 2025
Allowable capital losses	3,762,000	No expiry date	3,762,000	No expiry date
Non-capital losses available for future periods	19,521,000	2026 to 2042	18,401,000	2026 to 2041